SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Commodity Strategy Fund
Due to the upcoming retirement of Rick Smith, Portfolio Manager of the fund, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
Darwei Kung, Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2010.
Rick Smith, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund through June 30, 2022. Began managing the fund in 2016.
Jeff Morton, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund effective July 1, 2022.
Due to the upcoming retirement of Rick Smith, Portfolio Manager of the fund, the following information replaces the existing similar disclosure relating to the fund contained under the “MANAGEMENT” sub-heading in the “Fund Details” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Darwei Kung, Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2010.
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Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.
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Portfolio Manager: New York.
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BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.
Rick Smith, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund through June 30, 2022. Began managing the fund in 2016.
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Joined DWS in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.
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Senior Portfolio Manager: New York.
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BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.
Jeff Morton, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund effective July 1, 2022.
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Joined DWS in 2011 with 13 years of industry experience. Prior to joining, he served as a Portfolio Manager at Fischer Francis Trees and Watts. Previously, he worked as a Vice President at Credit Suisse and at Blackrock.
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Fixed Income Portfolio Manager: New York.
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BS in Major Industrial Management and Economics, Carnegie Mellon University.
Please Retain This Supplement for Future Reference
April 18, 2022
PROSTKR22-33